TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income (loss) before taxes as reported	$ 6,947	$ 5,142	$ 5,698
Statutory tax rate	26.50%	25.00%	25.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (25%, 25% and 26.5% for the years 2012, 2013 and 2014, respectively)	1,841	1,286	1,424
Differences in tax rates on income deriving from foreign subsidiaries	14	(170)	(54)
Tax adjustments in respect of currency translation	170	(160)	(305)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(769)	223	324
Other non-deductible expenses	246	339	254
Income tax expense	$ 1,502	$ 1,518	$ 1,643